Offerings - Offering: 1	Nov. 13, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000
Offering Note

(1) There are being registered under this Registration Statement such indeterminate number of common stock, preferred stock, debt securities, warrants, and units of TOMI Environmental Solutions, Inc. (the “Registrant”), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an initial maximum aggregate offering price not to exceed $50,000,000 (or its equivalent in any other currency used to denominate the securities). The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued upon exercise of warrants or pursuant to the antidilution provisions of any such securities.  Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of common stock, preferred stock, debt securities, warrants, and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions. The proposed maximum aggregate offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.

(2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered under this Registration Statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure on Form S-3 under the Securities Act.